Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of other long-term liabilities [Abstract]
Other Long-term Liabilities	Note 18 - Other Long-term Liabilities Composition
	December 31,
	2018	2019
	NIS millions	NIS millions

Long-term trade payables	12	-
Deferred revenue	4	3
Other	-	1
	16	4